Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	Dec. 31, 2024
Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	5 years
Computer Equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	3 years